Summary of Significant Accounting Policies - Schedule of Liabilities Measured at Fair Value (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Liabilities Measured at Fair Value [Line Items]
Total derivative liabilities	$ 623,762	$ 2,306,796	$ 1,129,840
Level 1 [Member]
Schedule of Liabilities Measured at Fair Value [Line Items]
Total derivative liabilities
Level 2 [Member]
Schedule of Liabilities Measured at Fair Value [Line Items]
Total derivative liabilities
Level 3 [Member]
Schedule of Liabilities Measured at Fair Value [Line Items]
Total derivative liabilities	623,762	2,306,796
Derivative Liabilities [Member]
Schedule of Liabilities Measured at Fair Value [Line Items]
Total derivative liabilities	623,762	2,306,796
Derivative Liabilities [Member] | Level 1 [Member]
Schedule of Liabilities Measured at Fair Value [Line Items]
Total derivative liabilities
Derivative Liabilities [Member] | Level 2 [Member]
Schedule of Liabilities Measured at Fair Value [Line Items]
Total derivative liabilities
Derivative Liabilities [Member] | Level 3 [Member]
Schedule of Liabilities Measured at Fair Value [Line Items]
Total derivative liabilities	$ 623,762	$ 2,306,796